Business Segment Information (Tables)	12 Months Ended
Dec. 31, 2023
Business Segment Information
Schedule of segment operating

	Year ended December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$35,323	$12,247	$7,374	$—	$54,944
Intersegment sale	—	8,752	6,857	4,809	20,418
Interest expense	4	130	1,629	—	1,763
Depreciation, depletion and amortization	5,168	2,310	450	1	7,929
Income (loss) before income taxes	11,120	10,098	(55)	(10,966)	10,197

	Year ended December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$29,167	$28,538	$5,486	$498	$63,689
Intersegment sale	—	9,079	6,212	5,707	20,998
Interest expense	2	253	1,554	—	1,809
Depreciation, depletion and amortization	4,637	5,740	321	1	10,699
Income (loss) before income taxes	1,012	(19,457)	2,900	(8,411)	(23,956)

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Revenue from external customers	$40,335	$23,428	$6,527	$1,001	$71,291
Intersegment sale	—	3,385	6,663	4,371	14,419
Interest expense	2	202	1,715	16	1,935
Depreciation, depletion and amortization	4,911	5,754	357	1	11,023
Income (loss) before income taxes	26,892	(4,739)	736	(5,342)	17,547

	As at December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$221,116	$71,284	$128,977	$31,090	$452,467

	As at December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment assets	$211,462	$112,403	$123,864	$27,748	$475,477

	As at December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$51,617	$19,708	$50,804	$668	$122,797

	As at December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Segment liabilities	$51,896	$39,312	$50,902	$860	$142,970

Schedule of cash flow by operating segments

	Year ended December 31, 2023
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash (used in) provided by operating activities	$(7,028)	$28,075	$25,455	$(20,321)	$26,181
Cash used in investing activities	—	(9)	(6,298)	—	(6,307)
Cash used in financing activities	—	(158)	(236)	(3,421)	(3,815)
Exchange rate effect on cash	(576)	(1,694)	1,103	(357)	(1,524)
Change in cash	$(7,604)	$26,214	$20,024	$(24,099)	$14,535

	Year ended December 31, 2022
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$3,866	$22,411	$6,949	$(2,589)	$30,637
Cash used in investing activities	—	(3)	(4,670)	(4)	(4,677)
Cash used in financing activities	—	(148)	(521)	(16,523)	(17,192)
Exchange rate effect on cash	3	(72)	1,625	(1,480)	76
Change in cash	$3,869	$22,188	$3,383	$(20,596)	$8,844

	Year ended December 31, 2021
			Merchant
	Royalty	Industrial	Banking	All Other	Total
Cash provided by (used in) operating activities	$27,400	$1,836	$260	$(36,133)	$(6,637)
Cash used in investing activities	—	(1)	(970)	—	(971)
Cash used in financing activities	—	(208)	(216)	—	(424)
Exchange rate effect on cash	(2)	476	(3,389)	2,268	(647)
Change in cash	$27,398	$2,103	$(4,315)	$(33,865)	$(8,679)

Schedule of geographic information

Years ended December 31:	2023	2022	2021
Canada	$39,066	$47,537	$56,609
Africa	3,557	3,974	3,971
Americas, excluding Canada	1,860	1,541	5,263
Asia	1,434	4,951	286
Europe	9,027	5,686	5,162
	$54,944	$63,689	$71,291

As at December 31:	2023	2022
Canada	$197,144	$202,702
Americas, excluding Canada	27	62
Africa	23,433	25,796
Asia	29	104
Europe	45,751	46,779
	$266,384	$275,443